Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy
The
following
tables
set
forth
by
level,
within
the
fair
value
hierarchy,
the
Plan’s
assets
carried
at
fair
value.
December 31, 2025
Level 1 Level 2 Level 3 Total
Company common stock $ 2,133,682 $ - $ - $ 2,133,682
Mutual funds 20,059,332 - - 20,059,332
Collective investment trusts (a) - - - 63,857,089
$ 22,193,014 $ - $ - $ 86,050,103
December 31, 2024
Level 1 Level 2 Level 3 Total
Company common stock $ 2,665,825 $ - $ - $ 2,665,825
Mutual funds 12,537,491 - - 12,537,491
Collective investment trusts (a) - - - 41,578,842
$ 15,203,316 $ - $ - $ 56,782,158
(a)
These investments are valued based on NAV per unit, as provided by the trustee of the fund as a practical expedient, and have not been classified in the fair value hierarchy.
The fair value
amounts are provided to reconcile to the statement of net assets available for benefits.